Prospectus SI Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prospectus-SI Class | Payden Limited Maturity Fund | Payden Limited Maturity Fund (SI Class)
Prospectus [Line Items]
Annual Return [Percent]	5.24%	6.12%	6.27%	0.60%